Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ (8)	$ (276)	$ (23)
(Additions)/Reversal	8	268	(253)
Ending balance		$ (8)	$ (276)